SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation

	Years ended December 31,
	2022	2021
Options	$0.7	$1.1
Share units	5.0	5.8
	$5.7	$6.9
(a)Options
(i)Share option plan
The Company has a comprehensive share option plan for its full-time employees and directors. The options vest over five years and expire no later than seven years from the grant date.
A maximum of 23,905,624 common shares have been reserved for issuance pursuant to the share option plan of which, as of December 31, 2022, 16,485,896 have been issued and 7,419,728 remain issuable. As of December 31, 2022, options to purchase 4,690,079 common shares were outstanding and options to purchase 2,729,649 common shares remained available for further grants under the plan.

	Year ended December 31, 2022		Year ended December 31, 2021
	Options (in millions)	Weighted average exercise price (CAD/share)[1]	Options (in millions)	Weighted average exercise price (CAD/share)
Outstanding, beginning of the year	5.1	$4.82	4.7	$4.91
Granted	0.8	4.02	1.1	3.94
Exercised[2]	(0.4)	3.12	(0.2)	3.12
Forfeited	(0.8)	4.74	(0.1)	4.84
Expired	—	—	(0.4)	4.38
Outstanding, end of the year	4.7	$4.86	5.1	$4.82
Exercisable, end of the year	2.8	$5.18	2.6	$4.88
1.Exercise prices are denominated in Canadian dollars. The exchange rate at December 31, 2022 between the U.S. dollar and Canadian dollar was $0.7390/CAD.
2.The weighted average share price on date of options exercised was CAD$4.29.
The following table summarizes information related to options outstanding at December 31, 2022:

Range of Prices CAD$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CAD$/share)
1.01 - 5.00	2.9	4.0	$4.17
5.01 - 10.00	1.8	1.6	$5.96
	4.7	3.1	$4.86
(ii)Fair value of options granted
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted during the year. The estimated fair value of the options is expensed over their expected life.

	Years ended December 31,
	2022	2021
Weighted average risk-free interest rate	1.8%	0.8%
Weighted average expected volatility[1]	53.2%	56.0%
Weighted average dividend yield	—%	—%
Weighted average expected life of options issued (years)	5.0	4.9
Weighted average grant-date fair value (CAD per share)	$1.89	$1.97
Weighted average share price at grant date (CAD per share)	$4.03	$3.94
Weighted average exercise price (CAD per share)	$4.02	$3.94
1.Expected volatility is estimated by considering historical average share price volatility based on the average expected life of the options.
(b)Other share-based compensation
(i)Share incentive plan
A maximum of 21,756,762 common shares have been reserved for issuance under the share purchase plan, the share bonus plan and the share unit plan of which, as of December 31, 2022, 8,834,616 have been issued and 12,922,146 remain issuable. As of December 31, 2022, 6,309,298 common shares were subject to outstanding restricted share units, performance share units and deferred share units grants and 6,612,848 common shares remained available for further grants under these plans.
A summary of the status of the Company’s outstanding share units issued to directors and employees under the Company's share incentive plan and changes during the year is presented below.

	Years ended December 31,
(in millions)	2022	2021
Outstanding, beginning of the year	6.9	6.7
Granted	2.5	2.5
Issued	(1.6)	(1.4)
Forfeited and withheld for tax	(1.5)	(0.9)
Outstanding, end of the year	6.3	6.9
(ii)Summary of share units granted
Deferred share units
Directors can elect to receive the equity portion of their annual retainer in the form of deferred share units or restricted share units. Upon a director leaving the Board, the Company will issue that number of common shares equivalent to that number of deferred share units granted. As the deferred share units are equity settled, the cost to the Company is based on the grant date fair value.
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2022	2021
Granted during the year (in millions)	0.3	0.1
Grant-date fair value (CAD per share)[1]	$3.57	$4.51
1.The grant-date fair value is equal to the share price on grant date.
Restricted share units
Executive officers, directors and certain employees are granted restricted share units on an annual basis.
Employee restricted share unit grants vest over twelve to thirty-six months, have no restrictions upon vesting and are equity settled.  There are no cash settlement alternatives and no vesting conditions other than service.
Restricted share units are granted to employees based on performance objectives and criteria determined on an annual basis based on guidelines established by the Human Resources and Compensation Committee of the Board of Directors. The number of restricted share units granted is determined as part of the employees’ overall compensation.
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2022	2021
Granted during the year (in millions)	1.8	1.9
Grant-date fair value (CAD per share)[1]	$4.03	$4.12
1.The grant-date fair value is equal to the share price on grant date.
Performance share units
Executive officers and certain employees are granted performance share units on an annual basis.
The performance share unit grants vest over thirty-six months and are equity settled. There are no cash settlement alternatives for these grants.
Performance share units are granted based on performance objectives and criteria determined on an annual basis based on guidelines established by the Human Resources and Compensation Committee of the Board of Directors. The number of performance share units granted is determined as part of the employees’ overall compensation.
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2022	2021
Granted during the year (in millions)	0.4	0.5
Grant-date fair value (CAD per share)[1]	$4.15	$4.39
1.The grant-date fair value was determined using a Black-Scholes model or Monte Carlo model.
(c)Share purchase plan
The Company has a share purchase plan for employees with more than three months of continuous service. Participants determine their contribution as a whole percentage of their base salary from 1% to 10%. The Company matches 75% of the first 5% of employee contributions, to a maximum of 3.75% of the employee’s salary, towards the purchase of shares on the open market. No shares are issued from treasury under the share purchase plan. The Company’s contribution is expensed and is considered vested on December 31 of each calendar year.